Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Commitments And Contingencies
Commitments and Contingencies
2013	42,105
2014	14,405
2015	-
2016	-
2017	-
Thereafter	-
$56,510
Future minimum payments under non-cancelable service contracts are as follows for the years ended December 31:
2013	143,420
2014	6,905
2015	-
2016	-
2017	-
Thereafter	-
Total	$150,325